Convertible Redeemable Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2021
Convertible Redeemable Preferred Shares
Schedule of issuances of convertible redeemable preferred shares

		Issuance price
		per share
Name	Issuance date	RMB	Number of shares
Series A‑1 preferred shares	November 2011	0.01	62,273,127
Series A‑2 preferred shares	June 2012	0.06	81,008,717
Series B‑1 preferred shares	September 2015	1.24	200,241,529
Series B‑2 preferred shares	May 2016	3.21	11,674,379
Series B‑3 preferred shares	September 2015	1.24	12,141,515
Series B‑3 preferred shares	November 2016	3.12	7,220,212
Series B‑4 preferred shares	March 2016	3.21	7,004,073
Series B‑4 preferred shares	December 2016	3.21	2,334,688
Series C‑1 preferred shares	October 2017 to January 2018	1.53	164,876,000

Schedule of preferred shares activities

				Re-designation	Re-designation		Re-designation of ordinary
			Accretions	of Series A-1	of ordinary		shares into Series A-1, A-2,
			of Preferred	into Series	shares into	Re-designation	B-1, B-2, B-3 preferred	Re-designation of	Conversion and	Balance as of
	Balance as	Issuance of	Shares to	B-3	Series B-3	of ordinary shares	shares, and issuance of	ordinary shares	re-designation	December 31,
	of January 1,	Preferred	redemption	preferred	preferred	into Series B-4	Series A-1, A-2, B-1, B-2, B-	into Series C-2	of Preferred	2019, 2020,
	2019	Shares	value	shares	shares	preferred shares	3 preferred shares	preferred shares	Shares	and 2021
Series A-1 Preferred Shares
Number of shares	62,273,127	—	—	(10,027,455)	—	—	13,061,328	—	(65,307,000)	—
Amount (RMB’000)	681	—	—	(110)	—	—	41,233	—	(41,804)	—
Series A-2 Preferred Shares
Number of shares	81,008,717	—	—	—	—	—	20,252,283	—	(101,261,000)	—
Amount (RMB’000)	13,500	—	—	—	—	—	63,994	—	(77,494)	—
Series B-1 Preferred Shares
Number of shares	200,241,529	—	—	—	—	—	50,060,471	—	(250,302,000)	—
Amount (RMB’000)	388,145	—	363,100	—	—	—	163,340	—	(914,585)	—
Series B-2 Preferred Shares
Number of shares	11,674,379	—	—	—	—	—	2,918,621	—	(14,593,000)	—
Amount (RMB’000)	45,000	—	(1,722)	—	—	—	10,044	—	(53,322)	—
Series B-3 Preferred Shares
Number of shares	19,361,727	—	—	10,027,455	17,215,818	—	9,500,000	—	(56,105,000)	—
Amount (RMB’000)	48,016	—	57,521	26,897	41,196	—	31,373	—	(205,003)	—
Series B-4 Preferred Shares
Number of shares	9,338,761	—	—	—	—	11,643,239	—	—	(20,982,000)	—
Amount (RMB’000)	36,000	—	4,845	—	—	35,822	—	—	(76,667)	—
Series C-1 Preferred Shares
Number of shares	164,876,000	—	—	—	—	—	—	—	(164,876,000)	—
Amount (RMB’000)	277,259	—	23,534	—	—	—	—	—	(300,793)	—
Series C-2 Preferred Shares
Number of shares	—	—	—	—	—	—	—	12,545,000	(12,545,000)	—
Amount (RMB’000)	—	—	—	—	—	—	—	36,977	(36,977)	—
Series D Preferred Shares
Number of shares	—	39,999,999	—	—	—	—	—	—	(39,999,999)	—
Amount (RMB’000)	—	169,750	1,852	—	—	—	—	—	(171,602)	—
Total number of Preferred Shares	548,774,240	39,999,999	—	—	17,215,818	11,643,239	95,792,703	12,545,000	(725,970,999)	—
Total amount of Preferred Shares (RMB’000)	808,601	169,750	449,130	26,787	41,196	35,822	309,984	36,977	(1,878,247)	—